PROVISION FOR JUDICIAL LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
PROVISION FOR JUDICIAL LIABILITIES
Schedule of provisions for probable losses according to lawsuit natures

	June 30,
	2021
	Judicial
Nature of provisions	deposits	Provision	Provision, net
Taxes and social security	(134,968)	2,976,588	2,841,620
Labor	(38,558)	229,727	191,169
Civil and environment	(1,871)	240,761	238,890
	(175,397)	3,447,076	3,271,679

	December 31,
	2020
	Judicial
Nature of provisions	deposits	Provision	Provision, net
Taxes and social security	(135,641)	2,984,230	2,848,589
Labor	(57,780)	217,180	159,400
Civil and environment	(3,495)	251,461	247,966
	(196,916)	3,452,871	3,255,955

Schedule of changes in provisions for probable losses

	June 30,
	2021
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1) (2)	Total
Beginning balance	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(4,647)	(14,515)	(34,459)		(53,621)
Write-off	(127)	(31,784)	(11,334)	(8,272)	(51,517)
Additions	1,407	50,255	25,108		76,770
Monetary adjustment	3,972	8,591	10,010		22,573
Ending balance	476,675	229,727	39,693	2,700,981	3,447,076

1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,499,916 and civil in the amount of R$201,065, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.
2)	Reversal due to a change in prognosis and/or settlement.

	December 31,
	2020
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1) (2)	Total
Beginning balance	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(23,162)	(43,783)	(14,618)		(81,563)
Write-off	(23,106)	(52,333)	(25,223)	(193,099)	(293,761)
Additions	20,560	64,053	17,337		101,950
Monetary adjustment	9,365	22,104	7,975		39,444
Ending balance	476,070	217,180	50,368	2,709,253	3,452,871

1)

Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,508,162 and civil in the amount of R$201,091, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

2)	Reversal due to a change in prognosis and/or settlement.

Schedule of possible losses for which no provision has been recorded

	June 30,	December 31,
	2021	2020
Taxes and social security (1)	7,288,728	7,145,147
Labor	266,424	263,971
Civil and environment (1)	3,703,974	3,068,884
	11,259,126	10,478,002
1)	The amounts above do not include the fair value adjustment allocated to probable contingencies of R$2,602,107 (R$2,677,970 as of December 31, 2020), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.